Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.8%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month LIBOR + 1.95%, 2.35% (A), 06/15/2039 (B)	$ 1,420,000	$ 1,401,368

United States - 0.7%
American Homes 4 Rent Trust
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	217,866	216,400
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	960,749	974,199
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 3.26% (A), 03/24/2023 (B)	1,670,000	1,653,756
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.53% (A), 06/25/2040 (B)	85,834	7,156
Corevest American Finance Trust
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	704,928	688,875
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	146,340	145,169
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	757	704
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.96% (A), 08/25/2038 (B)	281,891	5,752
Series 2013-2, Class A,
1.77% (A), 03/25/2039 (B)	285,229	10,484
Series 2014-2, Class A,
4.82% (A), 04/25/2040 (B)	131,263	9,845
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	2,232,593	2,112,316
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	967,597	914,166
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
SART
Series 2018-1,
4.75%, 06/15/2025	509,412	511,959
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B)	221,637	222,064
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,008,581	1,008,581

		9,481,426

Total Asset-Backed Securities (Cost $11,342,082)		10,882,794

	Principal	Value
CORPORATE DEBT SECURITIES - 20.9%
Australia - 0.2%
Macquarie Group Ltd.
Fixed until 06/23/2031, 2.69% (A), 06/23/2032 (B) (E)	$ 362,000	$ 318,663
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	558,000	584,965
National Australia Bank Ltd.
2.33%, 08/21/2030 (B)	415,000	361,052
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	417,000	390,708
Westpac Banking Corp.
Fixed until 11/18/2031, 3.02% (A), 11/18/2036	362,000	321,721

		1,977,109

Bermuda - 0.0% (F)
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	321,000	304,786

Canada - 0.4%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	918,478	901,830
Bank of Nova Scotia
Fixed until 10/27/2026, 3.63% (A), 10/27/2081	200,000	172,292
Barrick Gold Corp.
6.45%, 10/15/2035	74,000	91,190
Canadian Pacific Railway Co.
2.05%, 03/05/2030	674,000	617,494
3.10%, 12/02/2051	167,000	147,563
Cenovus Energy, Inc.
3.75%, 02/15/2052	177,000	158,200
Enbridge, Inc.
SOFR + 0.63%, 0.83% (A), 02/16/2024	313,000	312,923
3.13%, 11/15/2029	302,000	292,702
Fortis, Inc.
3.06%, 10/04/2026	858,000	848,960
Rogers Communications, Inc.
3.80%, 03/15/2032 (B)	420,000	416,092
Suncor Energy, Inc.
7.88%, 06/15/2026	61,000	71,147
Teck Resources Ltd.
5.40%, 02/01/2043	389,000	420,035
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	609,000	649,942

		5,100,370

Cayman Islands - 0.4%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	283,000	258,700
2.88%, 02/15/2025 (B)	1,492,000	1,434,105
3.95%, 07/01/2024 (B)	717,000	715,266
4.25%, 04/15/2026 (B)	1,287,000	1,270,702
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (B)	200,000	201,006
Vale Overseas Ltd.
3.75%, 07/08/2030	803,000	773,321

		4,653,100

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	$ 99,000	$ 97,518
5.38%, 06/26/2026	108,000	109,409

		206,927

Denmark - 0.1%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	564,000	556,249
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B) (G)	625,000	630,209
5.38%, 01/12/2024 (B)	430,000	443,632

		1,630,090

Finland - 0.0% (F)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	275,879

France - 1.0%
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (A), 09/15/2029 (B)	713,000	635,560
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	740,000	704,504
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B)	700,000	659,732
Fixed until 04/19/2031, 2.87% (A), 04/19/2032 (B)	630,000	573,067
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	910,000	929,709
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	863,891
Fixed until 10/19/2026, 2.05% (A), 10/19/2027 (B) (E)	560,000	515,866
3.38%, 12/02/2026	270,000	267,657
5.15%, 07/21/2024 (B)	715,000	736,953
Credit Agricole SA
3.25%, 10/04/2024 (B)	405,000	404,454
4.13%, 01/10/2027 (B)	500,000	505,539
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	1,030,000	932,435
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	631,565
2.63%, 10/16/2024 (B)	734,000	714,423
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	2,485,000	2,329,066
4.25%, 08/19/2026 (B)	300,000	296,389
TotalEnergies Capital International SA
2.99%, 06/29/2041	1,037,000	945,778
3.13%, 05/29/2050	93,000	84,264

		12,730,852

Germany - 0.2%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	1,020,000	998,217
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	422,146
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,001,000	899,672
3.70%, 05/30/2024	133,000	133,637

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Germany (continued)
Deutsche Bank AG (continued)
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	$ 450,000	$ 397,750

		2,851,422

Hong Kong - 0.0% (F)
AIA Group Ltd.
3.60%, 04/09/2029 (B)	265,000	266,954

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	550,000	508,602
3.00%, 10/29/2028	825,000	758,962
3.30%, 01/30/2032	170,000	153,271
3.50%, 01/15/2025	345,000	338,451
3.88%, 01/23/2028	150,000	146,108
AIB Group PLC
Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	828,000	830,190
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (A), 09/30/2027 (B)	517,000	468,231
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	963,000	1,034,086

		4,237,901

Italy - 0.1%
Eni SpA
4.25%, 05/09/2029 (B)	206,000	212,364
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	310,000	265,444
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	433,218
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	200,000	175,860

		1,086,886

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	566,156
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	1,015,000	960,057
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	846,505
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	350,000	345,424
Nomura Holdings, Inc.
1.85%, 07/16/2025	415,000	392,188
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	660,000	716,974

		3,827,304

Jersey, Channel Islands - 0.0% (F)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	294,783	265,798

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.1%
America Movil SAB de CV
3.63%, 04/22/2029	$ 570,000	$ 576,577
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	173,528
2.75%, 01/22/2030	175,000	167,480
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	340,000	314,442
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	175,752
Petroleos Mexicanos
6.50%, 03/13/2027	265,000	269,108

		1,676,887

Multi-National - 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	854,000	860,870
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (B)	441,000	398,828
3.25%, 05/11/2041 (B)	223,000	196,842
3.40%, 05/01/2030 (B)	149,000	145,138

		1,601,678

Netherlands - 0.4%
Cooperatieve Rabobank UA
3.65%, 04/06/2028 (B)	400,000	399,563
3.75%, 07/21/2026	960,000	955,412
EDP Finance BV
1.71%, 01/24/2028 (B) (E)	620,000	548,078
Enel Finance International NV
1.88%, 07/12/2028 (B)	200,000	180,602
2.25%, 07/12/2031 (B)	200,000	177,145
ING Groep NV
Fixed until 03/28/2027, 4.02% (A), 03/28/2028	375,000	377,615
Fixed until 03/28/2032, 4.25% (A), 03/28/2033	310,000	319,154
Lundin Energy Finance BV
3.10%, 07/15/2031 (B)	930,000	861,380
Shell International Finance BV
2.75%, 04/06/2030 (E)	607,000	588,862
2.88%, 11/26/2041	511,000	459,248
3.63%, 08/21/2042	112,000	110,013
4.55%, 08/12/2043	17,000	18,899

		4,995,971

Panama - 0.0% (F)
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	264,939

Republic of Korea - 0.1%
Kia Corp.
1.75%, 10/16/2026 (B)	220,000	204,616
3.25%, 04/21/2026 (B)	440,000	435,009

		639,625

Saudi Arabia - 0.0% (F)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	189,656

Singapore - 0.0% (F)
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	210,000	210,025
3.50%, 10/10/2024 (B)	200,000	199,771

		409,796

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	$ 200,000	$ 184,481
Banco Santander SA
Fixed until 06/30/2023, 0.70% (A), 06/30/2024	800,000	776,994
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	542,667
Fixed until 03/24/2027, 4.18% (A), 03/24/2028	1,000,000	1,006,590
Telefonica Emisiones SA
4.67%, 03/06/2038	730,000	745,651
4.90%, 03/06/2048	340,000	351,394

		3,607,777

Switzerland - 0.5%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	1,390,000	1,343,945
Fixed until 05/14/2031, 3.09% (A), 05/14/2032 (B)	260,000	234,527
3.75%, 03/26/2025	350,000	349,086
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	797,000	804,451
4.28%, 01/09/2028 (B)	1,548,000	1,548,408
Fixed until 02/11/2027 (H), 5.25% (A) (B)	380,000	351,500
UBS Group AG
Fixed until 01/30/2026, 1.36% (A), 01/30/2027 (B)	340,000	312,732
Fixed until 08/10/2026, 1.49% (A), 08/10/2027 (B)	545,000	495,363
Fixed until 02/11/2032, 2.75% (A), 02/11/2033 (B)	430,000	390,792
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	522,000	501,812
4.13%, 09/24/2025 (B)	340,000	346,785

		6,679,401

United Kingdom - 1.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	250,885
AstraZeneca PLC
1.38%, 08/06/2030	713,000	621,554
2.13%, 08/06/2050 (E)	383,000	294,051
6.45%, 09/15/2037	112,000	148,781
BAE Systems PLC
3.40%, 04/15/2030 (B)	1,076,000	1,060,389
Barclays PLC
Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	686,053
4.84%, 05/09/2028	236,000	241,328
BAT International Finance PLC
1.67%, 03/25/2026	125,000	114,843
4.45%, 03/16/2028	690,000	692,626
BP Capital Markets PLC
Fixed until 06/22/2025 (H), 4.38% (A)	71,000	71,391
HSBC Holdings PLC
Fixed until 05/24/2024, 0.98% (A), 05/24/2025	360,000	342,034
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	747,983

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	$ 590,000	$ 550,505
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	550,000	487,868
Fixed until 05/24/2031, 2.80% (A), 05/24/2032	200,000	182,227
Fixed until 11/22/2031, 2.87% (A), 11/22/2032	530,000	481,846
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	598,730
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	500,000	502,115
Fixed until 09/12/2025, 4.29% (A), 09/12/2026	1,309,000	1,327,515
Fixed until 03/29/2032, 4.76% (A), 03/29/2033	640,000	657,335
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	404,000	400,576
3.50%, 07/26/2026 (B)	612,000	599,388
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	235,000	215,759
Nationwide Building Society
Fixed until 02/16/2027, 2.97% (A), 02/16/2028 (B)	1,260,000	1,200,706
3.90%, 07/21/2025 (B)	630,000	641,978
NatWest Group PLC
Fixed until 06/14/2026, 1.64% (A), 06/14/2027	723,000	661,843
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	560,000	538,359
3.88%, 09/12/2023	550,000	555,927
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	1,110,000	1,123,601
NatWest Markets PLC
1.60%, 09/29/2026 (B)	300,000	275,117
Royalty Pharma PLC
3.35%, 09/02/2051	279,000	223,525
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	942,333
Fixed until 06/14/2026, 1.67% (A), 06/14/2027	710,000	646,817
Fixed until 01/11/2027, 2.47% (A), 01/11/2028	200,000	186,281
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	470,000	425,295
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (A), 10/14/2023 (B)	505,000	500,341
Fixed until 01/12/2027, 2.61% (A), 01/12/2028 (B)	490,000	458,762
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	985,000	958,927
Fixed until 03/30/2025, 3.97% (A), 03/30/2026 (B)	345,000	344,353
Vodafone Group PLC
4.38%, 02/19/2043	191,000	189,160

		21,149,107

United States - 14.7%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	259,000	208,834
2.80%, 02/10/2051 (B)	307,000	247,029

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc.
4.05%, 11/21/2039	$ 1,100,000	$ 1,127,851
4.40%, 11/06/2042	214,000	225,998
4.45%, 05/14/2046	323,000	345,709
4.50%, 05/14/2035	186,000	199,658
Activision Blizzard, Inc.
1.35%, 09/15/2030	279,000	241,871
2.50%, 09/15/2050	682,000	559,945
Advanced Micro Devices, Inc.
2.38%, 06/01/2030	414,000	384,691
AEP Transmission Co. LLC
2.75%, 08/15/2051	172,000	140,894
AES Corp.
1.38%, 01/15/2026	260,000	239,373
3.30%, 07/15/2025 (B)	228,000	223,691
3.95%, 07/15/2030 (B)	183,000	181,290
Aetna, Inc.
3.88%, 08/15/2047	235,000	228,844
4.13%, 11/15/2042	310,000	305,888
Air Lease Corp.
2.88%, 01/15/2026	390,000	376,671
3.25%, 03/01/2025	413,000	407,691
3.38%, 07/01/2025	195,000	192,418
Alexander Funding Trust
1.84%, 11/15/2023 (B)	1,547,000	1,500,772
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	570,000	535,848
Alliant Energy Finance LLC
1.40%, 03/15/2026 (B)	90,000	81,943
Alphabet, Inc.
1.90%, 08/15/2040	306,000	249,010
2.05%, 08/15/2050	158,000	124,555
Altria Group, Inc.
2.45%, 02/04/2032	850,000	738,994
3.40%, 02/04/2041	163,000	133,947
3.88%, 09/16/2046	571,000	483,258
Amazon.com, Inc.
2.50%, 06/03/2050	367,000	306,204
2.70%, 06/03/2060	172,000	142,758
3.10%, 05/12/2051	237,000	222,288
3.88%, 08/22/2037	784,000	829,988
Ameren Corp.
1.75%, 03/15/2028	158,000	144,578
3.50%, 01/15/2031	169,000	166,852
American Airlines Pass-Through Trust
2.88%, 01/11/2036	112,000	101,189
3.95%, 01/11/2032	56,000	50,726
4.10%, 07/15/2029	112,193	103,227
American International Group, Inc.
3.88%, 01/15/2035	350,000	356,705
American Tower Corp.
2.75%, 01/15/2027	609,000	583,984
3.95%, 03/15/2029	544,000	545,237
4.05%, 03/15/2032	190,000	190,539
American Transmission Systems, Inc.
2.65%, 01/15/2032 (B)	362,000	334,743
American Water Capital Corp.
4.00%, 12/01/2046	66,000	66,657
Amgen, Inc.
2.80%, 08/15/2041	450,000	388,680
3.00%, 01/15/2052	240,000	203,425
3.15%, 02/21/2040	393,000	357,723
3.35%, 02/22/2032	235,000	232,836
Analog Devices, Inc.
2.95%, 10/01/2051 (E)	265,000	239,153
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	181,000	196,386

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	$ 149,000	$ 146,769
4.63%, 02/01/2044	42,000	44,797
4.70%, 02/01/2036	229,000	248,466
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	195,000	203,250
4.38%, 04/15/2038	366,000	384,898
4.50%, 06/01/2050	947,000	1,011,286
4.60%, 04/15/2048	184,000	197,762
Anthem, Inc.
2.88%, 09/15/2029	204,000	197,698
4.63%, 05/15/2042	83,000	90,755
Appalachian Power Co.
5.80%, 10/01/2035	14,000	15,851
Apple, Inc.
2.38%, 02/08/2041	228,000	198,959
2.65%, 05/11/2050	138,000	120,126
2.70%, 08/05/2051	663,000	579,106
2.80%, 02/08/2061	70,000	60,144
2.95%, 09/11/2049	515,000	472,333
3.45%, 02/09/2045	684,000	679,114
Arizona Public Service Co.
5.05%, 09/01/2041	21,000	22,592
AT&T, Inc.
2.55%, 12/01/2033	1,206,000	1,070,467
3.10%, 02/01/2043	1,065,000	920,381
3.55%, 09/15/2055	620,000	546,492
3.65%, 09/15/2059	868,000	757,356
4.30%, 02/15/2030	311,000	328,634
4.80%, 06/15/2044	117,000	124,440
Atmos Energy Corp.
3.00%, 06/15/2027	167,000	166,101
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	158,000	145,395
5.50%, 12/15/2024 (B)	417,000	429,591
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	297,000	259,397
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	297,000	258,034
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	339,000	310,237
Fixed until 07/21/2031, 2.30% (A), 07/21/2032	975,000	867,894
Fixed until 02/04/2027, 2.55% (A), 02/04/2028	480,000	459,307
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	623,000	566,183
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	188,000	172,450
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	436,000	366,884
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	864,000	794,680
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,519,000	1,440,616
Fixed until 10/01/2024, 3.09% (A), 10/01/2025	150,000	149,639
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,481,000	1,468,503
Fixed until 03/05/2023, 3.55% (A), 03/05/2024	107,000	107,748
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	228,000	228,755
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	802,000	808,339
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	2,039,000	2,065,462

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 167,000	$ 150,114
3.46%, 09/06/2029	440,000	414,221
3.56%, 08/15/2027	765,000	745,713
4.39%, 08/15/2037	1,035,000	962,655
Bayer US Finance II LLC
4.38%, 12/15/2028 (B)	270,000	276,554
Becton Dickinson & Co.
1.96%, 02/11/2031	367,000	324,256
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	227,000	196,411
2.88%, 03/15/2032	280,000	271,531
3.85%, 03/15/2052	510,000	521,211
4.20%, 08/15/2048	80,000	85,757
Biogen, Inc.
2.25%, 05/01/2030	418,000	377,130
Boeing Co.
2.20%, 02/04/2026	980,000	927,558
2.25%, 06/15/2026	186,000	175,931
3.25%, 02/01/2035	84,000	75,017
3.60%, 05/01/2034	265,000	247,218
3.63%, 02/01/2031	24,000	23,363
3.75%, 02/01/2050	65,000	57,848
3.95%, 08/01/2059	651,000	563,634
5.81%, 05/01/2050	181,000	208,908
Boston Gas Co.
3.00%, 08/01/2029 (B)	307,000	291,682
4.49%, 02/15/2042 (B)	13,000	13,300
BP Capital Markets America, Inc.
2.72%, 01/12/2032	587,000	552,620
2.77%, 11/10/2050	223,000	185,232
2.94%, 06/04/2051	455,000	387,743
3.00%, 02/24/2050	151,000	130,349
3.02%, 01/16/2027	362,000	361,210
3.54%, 04/06/2027	46,000	46,587
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	585,000	494,171
2.55%, 11/13/2050	654,000	542,538
2.95%, 03/15/2032	350,000	342,414
3.70%, 03/15/2052	280,000	283,110
Broadcom, Inc.
2.45%, 02/15/2031 (B)	808,000	718,696
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052 (E)	395,000	349,696
3.90%, 08/01/2046	288,000	297,805
4.15%, 04/01/2045	74,000	78,333
4.38%, 09/01/2042	74,000	79,831
Capital One Financial Corp.
2.64%, 03/03/2026	490,000	479,986
CenterPoint Energy, Inc.
2.65%, 06/01/2031 (E)	530,000	488,952
2.95%, 03/01/2030	159,000	151,571
Fixed until 09/01/2023 (H), 6.13% (A)	260,000	256,100
CF Industries, Inc.
3.45%, 06/01/2023	337,000	341,213
4.95%, 06/01/2043	252,000	270,726
5.15%, 03/15/2034	617,000	684,787
5.38%, 03/15/2044	27,000	30,359
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	72,000	61,553
3.50%, 06/01/2041 - 03/01/2042	419,000	348,335
3.70%, 04/01/2051	640,000	527,143
3.90%, 06/01/2052	139,000	116,778
4.80%, 03/01/2050	677,000	642,778
5.05%, 03/30/2029	214,000	226,735
6.38%, 10/23/2035	84,000	94,913

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 (B)	$ 139,000	$ 121,029
5.13%, 06/30/2027	1,287,000	1,373,742
Cheniere Energy Partners LP
3.25%, 01/31/2032 (B)	309,000	281,190
4.50%, 10/01/2029	93,000	93,419
Chevron USA, Inc.
2.34%, 08/12/2050	203,000	164,247
Cigna Corp.
3.20%, 03/15/2040	452,000	410,707
3.40%, 03/15/2050	63,000	56,726
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (A), 06/09/2027	897,000	824,871
Fixed until 01/25/2025, 2.01% (A), 01/25/2026	836,000	805,649
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	516,000	463,002
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	283,000	259,292
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	716,000	681,626
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	2,268,000	2,250,362
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	948,000	949,695
3.88%, 03/26/2025	74,000	75,054
4.30%, 11/20/2026	730,000	751,744
5.30%, 05/06/2044	19,000	21,640
Cleveland Electric Illuminating Co.
5.50%, 08/15/2024	548,000	577,892
Coca-Cola Co.
1.38%, 03/15/2031 (E)	265,000	228,625
2.60%, 06/01/2050	205,000	175,003
3.00%, 03/05/2051	204,000	187,690
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	163,000	191,907
Comcast Corp.
2.45%, 08/15/2052	772,000	611,936
2.80%, 01/15/2051	37,000	30,805
2.89%, 11/01/2051 (B)	291,000	245,174
2.94%, 11/01/2056 (B)	718,000	592,509
3.20%, 07/15/2036	493,000	473,990
3.75%, 04/01/2040	484,000	486,865
4.20%, 08/15/2034	251,000	267,960
Commonwealth Edison Co.
3.65%, 06/15/2046	158,000	156,225
3.70%, 03/01/2045	28,000	27,543
4.70%, 01/15/2044	121,000	134,919
Connecticut Light & Power Co.
4.30%, 04/15/2044	227,000	241,694
ConocoPhillips Co.
4.03%, 03/15/2062 (B)	221,000	224,027
Constellation Brands, Inc.
3.15%, 08/01/2029	364,000	351,051
Constellation Energy Generation LLC
5.60%, 06/15/2042	386,000	411,421
Continental Resources, Inc.
2.27%, 11/15/2026 (B)	330,000	308,131
2.88%, 04/01/2032 (B)	78,000	69,557
4.90%, 06/01/2044	186,000	184,056
Corporate Office Properties LP
2.00%, 01/15/2029	177,000	155,742
2.75%, 04/15/2031	413,000	370,808
Coterra Energy, Inc.
3.90%, 05/15/2027 (B)	372,000	375,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	$ 214,000	$ 224,804
Crown Castle International Corp.
2.90%, 04/01/2041	363,000	299,520
CSX Corp.
2.50%, 05/15/2051	479,000	386,832
6.00%, 10/01/2036	46,000	56,336
CVS Health Corp.
1.75%, 08/21/2030	251,000	220,006
2.70%, 08/21/2040	708,000	604,251
4.30%, 03/25/2028	226,000	236,806
CVS Pass-Through Trust
6.20%, 10/10/2025 (B)	46,757	49,129
Danaher Corp.
2.80%, 12/10/2051	186,000	157,953
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	800,000	840,184
5.30%, 10/01/2029	376,000	409,603
Delmarva Power & Light Co.
4.00%, 06/01/2042	37,000	36,144
Devon Energy Corp.
4.50%, 01/15/2030	747,000	771,195
5.88%, 06/15/2028	141,000	149,332
Diamondback Energy, Inc.
3.13%, 03/24/2031	191,000	182,440
3.50%, 12/01/2029	204,000	202,025
Discovery Communications LLC
3.63%, 05/15/2030	75,000	72,857
3.95%, 03/20/2028	572,000	572,326
4.00%, 09/15/2055	121,000	104,338
4.95%, 05/15/2042	23,000	22,848
Dominion Energy, Inc.
5.25%, 08/01/2033	65,000	72,619
DTE Electric Co.
3.70%, 03/15/2045	86,000	84,411
Duke Energy Carolinas LLC
2.55%, 04/15/2031	251,000	235,663
4.00%, 09/30/2042	200,000	204,696
Duke Energy Corp.
2.55%, 06/15/2031	210,000	192,030
Duke Energy Florida LLC
1.75%, 06/15/2030	240,000	212,685
2.40%, 12/15/2031	641,000	591,625
3.40%, 10/01/2046	288,000	271,433
Duke Energy Indiana LLC
2.75%, 04/01/2050	468,000	395,807
3.75%, 05/15/2046	209,000	205,105
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	28,000	29,549
Duke Energy Progress LLC
2.90%, 08/15/2051	302,000	264,368
3.40%, 04/01/2032	180,000	181,156
4.00%, 04/01/2052 (E)	40,000	42,377
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	177,000	158,789
3.62%, 08/01/2027 (B)	404,000	399,108
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044 (B)	162,000	167,572
Edison International
3.55%, 11/15/2024	184,000	184,741
4.95%, 04/15/2025	294,000	301,239
Fixed until 12/15/2026 (H), 5.00% (A)	581,000	545,269
Electronic Arts, Inc.
1.85%, 02/15/2031	195,000	171,287
Eli Lilly & Co.
2.25%, 05/15/2050	230,000	186,422

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Emera US Finance LP
2.64%, 06/15/2031	$ 353,000	$ 316,471
4.75%, 06/15/2046	492,000	512,635
Energy Transfer LP
2.90%, 05/15/2025	411,000	402,484
4.15%, 09/15/2029	251,000	251,770
5.15%, 02/01/2043 - 03/15/2045	354,000	354,175
5.25%, 04/15/2029	251,000	267,872
5.30%, 04/01/2044	199,000	204,633
5.95%, 10/01/2043	84,000	89,729
6.10%, 02/15/2042	74,000	80,662
Entergy Arkansas LLC
4.95%, 12/15/2044	80,000	82,910
Entergy Corp.
2.40%, 06/15/2031	297,000	266,633
Entergy Louisiana LLC
1.60%, 12/15/2030	228,000	197,539
2.90%, 03/15/2051	439,000	378,452
4.95%, 01/15/2045	584,000	604,080
Entergy Mississippi LLC
3.50%, 06/01/2051	56,000	52,260
Entergy Texas, Inc.
1.50%, 09/01/2026	205,000	188,253
1.75%, 03/15/2031	440,000	383,835
3.45%, 12/01/2027	42,000	41,581
Enterprise Products Operating LLC
3.30%, 02/15/2053	251,000	214,057
3.70%, 01/31/2051	332,000	303,611
4.25%, 02/15/2048	19,000	19,070
7.55%, 04/15/2038	46,000	61,058
Essex Portfolio LP
2.65%, 09/01/2050	195,000	150,918
Evergy Metro, Inc.
2.25%, 06/01/2030	197,000	180,670
5.30%, 10/01/2041	46,000	52,876
Exelon Corp.
3.35%, 03/15/2032 (B)	200,000	195,502
Exxon Mobil Corp.
2.61%, 10/15/2030	72,000	69,407
3.00%, 08/16/2039	506,000	469,140
3.10%, 08/16/2049	107,000	98,003
FedEx Corp.
3.25%, 05/15/2041	186,000	166,659
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	1,630,000	1,564,798
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	497,000	474,596
Fiserv, Inc.
3.50%, 07/01/2029	259,000	254,977
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	538,000	499,924
Florida Power & Light Co.
2.45%, 02/03/2032	321,000	301,969
3.80%, 12/15/2042	121,000	122,634
4.05%, 06/01/2042	28,000	29,369
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,050,000	996,678
4.39%, 01/08/2026	900,000	897,669
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	292,000	291,699
4.63%, 08/01/2030	195,000	199,388
5.25%, 09/01/2029	572,000	599,221
5.40%, 11/14/2034	260,000	288,613
5.45%, 03/15/2043	149,000	166,895
General Motors Co.
5.15%, 04/01/2038	130,000	132,167
6.13%, 10/01/2025	155,000	166,596

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc.
2.40%, 10/15/2028	$ 540,000	$ 484,186
2.70%, 08/20/2027	418,000	393,902
2.75%, 06/20/2025	900,000	875,172
5.25%, 03/01/2026	28,000	29,354
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,008,000	850,253
Glencore Funding LLC
2.50%, 09/01/2030 (B)	348,000	311,447
2.63%, 09/23/2031 (B)	444,000	397,221
2.85%, 04/27/2031 (B)	180,000	164,264
3.88%, 10/27/2027 (B)	163,000	162,317
Global Payments, Inc.
2.15%, 01/15/2027	662,000	622,249
2.90%, 05/15/2030	532,000	491,069
3.20%, 08/15/2029	668,000	634,777
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	999,000	922,777
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,292,000	1,182,427
Fixed until 01/24/2024, 1.76% (A), 01/24/2025	651,000	635,087
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	604,000	562,115
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	604,000	535,044
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,999,000	1,914,133
Fixed until 02/24/2032, 3.10% (A), 02/24/2033	920,000	867,284
3.50%, 04/01/2025	1,104,000	1,113,429
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,245,000	1,242,654
Fixed until 08/10/2026 (H), 3.65% (A)	133,000	121,695
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	361,000	364,874
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	283,000	278,951
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (B)	350,000	350,644
HCA, Inc.
3.13%, 03/15/2027 (B)	640,000	626,268
3.50%, 07/15/2051	204,000	175,912
4.50%, 02/15/2027	1,160,000	1,199,649
5.38%, 09/01/2026	1,083,000	1,137,150
5.63%, 09/01/2028	902,000	974,007
5.88%, 02/15/2026 - 02/01/2029	262,000	282,072
Hess Corp.
5.60%, 02/15/2041	109,000	122,584
Home Depot, Inc.
1.88%, 09/15/2031 (E)	650,000	580,917
2.38%, 03/15/2051	599,000	479,982
2.75%, 09/15/2051	156,000	134,456
3.30%, 04/15/2040	148,000	142,682
Hyundai Capital America
2.10%, 09/15/2028 (B)	479,000	422,943
2.38%, 10/15/2027 (B)	475,000	435,600
Intel Corp.
3.05%, 08/12/2051 (E)	288,000	256,433
3.73%, 12/08/2047	102,000	101,820
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	878,000	831,869
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (B)	158,000	147,151
4.30%, 01/15/2026 (B)	200,000	204,380
6.15%, 06/01/2037	60,000	72,397

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
JetBlue Pass-Through Trust
8.00%, 11/15/2027	$ 281,559	$ 304,005
Johnson & Johnson
3.40%, 01/15/2038	145,000	147,809
Kansas City Southern
2.88%, 11/15/2029	353,000	339,356
3.50%, 05/01/2050	237,000	221,218
4.70%, 05/01/2048	206,000	227,254
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	590,000	571,933
4.60%, 05/25/2028	465,000	491,163
Kimco Realty Corp.
2.25%, 12/01/2031	195,000	174,668
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	454,000	397,032
3.25%, 08/01/2050	493,000	409,012
KLA Corp.
3.30%, 03/01/2050	405,000	381,258
Kraft Heinz Foods Co.
3.75%, 04/01/2030 (E)	296,000	294,135
4.63%, 10/01/2039	379,000	384,090
Kroger Co.
4.45%, 02/01/2047	107,000	113,658
Lear Corp.
2.60%, 01/15/2032	26,000	22,942
3.55%, 01/15/2052	548,000	450,577
Leidos, Inc.
2.30%, 02/15/2031	617,000	536,543
2.95%, 05/15/2023	84,000	84,181
Louisville Gas & Electric Co.
4.65%, 11/15/2043	28,000	29,553
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	6,002
3.35%, 04/01/2027	65,000	65,443
3.70%, 04/15/2046	529,000	506,623
3.75%, 04/01/2032	230,000	232,667
Magallanes, Inc.
4.28%, 03/15/2032 (B)	740,000	743,180
5.05%, 03/15/2042 (B)	455,000	464,919
5.14%, 03/15/2052 (B)	215,000	220,019
McDonald’s Corp.
3.63%, 09/01/2049	66,000	63,158
3.70%, 02/15/2042	353,000	340,569
MDC Holdings, Inc.
2.50%, 01/15/2031	344,000	300,405
3.85%, 01/15/2030 (E)	179,000	174,035
Merck & Co., Inc.
2.15%, 12/10/2031 (E)	381,000	353,607
2.35%, 06/24/2040	186,000	160,352
2.75%, 12/10/2051	766,000	666,798
MetLife, Inc.
4.13%, 08/13/2042	90,000	93,691
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	222,964
Microchip Technology, Inc.
0.97%, 02/15/2024	367,000	351,977
2.67%, 09/01/2023	269,000	268,239
Microsoft Corp.
2.68%, 06/01/2060	177,000	152,519
2.92%, 03/17/2052	186,000	174,430
3.45%, 08/08/2036	166,000	172,720
3.50%, 11/15/2042	70,000	71,629
3.70%, 08/08/2046	458,000	487,237
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	46,000	46,491
Mississippi Power Co.
3.95%, 03/30/2028	130,000	132,212

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Monongahela Power Co.
3.55%, 05/15/2027 (B) (E)	$ 427,000	$ 427,003
Moody’s Corp.
2.55%, 08/18/2060	167,000	125,609
Morgan Stanley
SOFR + 0.63%, 0.77% (A), 01/24/2025	1,036,000	1,031,348
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	753,000	693,089
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	1,231,000	1,145,159
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	546,000	469,588
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	270,000	233,406
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	883,000	784,938
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	242,000	218,142
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	640,000	600,630
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	283,000	235,305
Fixed until 04/01/2030, 3.62% (A), 04/01/2031	507,000	504,426
3.88%, 01/27/2026	360,000	367,272
Mosaic Co.
4.05%, 11/15/2027	60,000	61,515
MPLX LP
4.00%, 03/15/2028	120,000	122,112
4.50%, 04/15/2038	453,000	462,163
Fixed until 02/15/2023 (H), 6.88% (A) (E)	210,000	205,800
National Retail Properties, Inc.
3.00%, 04/15/2052	135,000	108,188
3.50%, 10/15/2027	74,000	73,771
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/2031	713,000	599,388
Netflix, Inc.
4.88%, 04/15/2028	1,045,000	1,095,949
4.88%, 06/15/2030 (B) (E)	388,000	412,250
5.38%, 11/15/2029 (B)	164,000	177,530
Nevada Power Co.
5.45%, 05/15/2041	28,000	32,317
New England Power Co.
3.80%, 12/05/2047 (B) (E)	85,000	79,883
New York & Presbyterian Hospital
2.26%, 08/01/2040	316,000	250,343
New York Life Global Funding
1.85%, 08/01/2031 (B)	302,000	262,861
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	116,000	112,383
4.45%, 05/15/2069 (B)	400,000	414,989
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 2.13%, 2.95% (A), 06/15/2067	302,000	259,644
NiSource, Inc.
1.70%, 02/15/2031	404,000	341,382
2.95%, 09/01/2029	593,000	564,281
5.80%, 02/01/2042	57,000	65,603
Norfolk Southern Corp.
3.05%, 05/15/2050	283,000	252,036
3.95%, 10/01/2042	121,000	122,458
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	150,000	130,956
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	140,000	136,562

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	$ 620,000	$ 618,189
NVIDIA Corp.
3.50%, 04/01/2050	205,000	207,057
Office Properties Income Trust
2.65%, 06/15/2026	746,000	683,008
Ohio Power Co.
2.90%, 10/01/2051	283,000	234,378
Oracle Corp.
2.88%, 03/25/2031	409,000	373,216
3.25%, 11/15/2027	397,000	386,183
3.60%, 04/01/2040 - 04/01/2050	1,417,000	1,212,213
3.85%, 07/15/2036	125,000	115,079
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	293,000	310,891
Pacific Gas & Electric Co.
SOFR + 1.15%, 1.34% (A), 11/14/2022	140,000	140,040
1.70%, 11/15/2023	372,000	362,822
3.45%, 07/01/2025	435,000	425,212
3.50%, 08/01/2050	167,000	133,360
4.45%, 04/15/2042	428,000	379,969
4.50%, 07/01/2040	295,000	268,812
4.60%, 06/15/2043	251,000	223,094
PacifiCorp
2.70%, 09/15/2030	714,000	680,016
2.90%, 06/15/2052	320,000	279,413
3.30%, 03/15/2051	439,000	402,366
4.13%, 01/15/2049	210,000	217,046
Paramount Global
4.20%, 05/19/2032	19,000	19,030
4.85%, 07/01/2042	74,000	75,331
6.38%, 03/30/2062	140,000	141,267
PayPal Holdings, Inc.
2.30%, 06/01/2030	255,000	237,404
PECO Energy Co.
2.80%, 06/15/2050	345,000	297,365
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (B)	270,000	231,839
Pfizer, Inc.
2.70%, 05/28/2050	385,000	340,521
PG&E Energy Recovery Funding LLC
2.82%, 07/15/2048	60,000	53,644
Philip Morris International, Inc.
3.88%, 08/21/2042	325,000	302,568
Phillips 66
2.15%, 12/15/2030 (E)	400,000	355,338
Pioneer Natural Resources Co.
1.90%, 08/15/2030	539,000	477,869
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	270,000	239,286
5.15%, 06/01/2042	130,000	125,946
PPL Capital Funding, Inc.
3-Month LIBOR + 2.67%, 3.66% (A), 03/30/2067 (E)	529,000	464,198
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	401,131
Prologis LP
2.13%, 10/15/2050	121,000	90,497
Prudential Financial, Inc.
3.70%, 03/13/2051	144,000	140,591
Public Service Co. of Colorado
2.70%, 01/15/2051	172,000	145,594
4.30%, 03/15/2044	242,000	256,170
Public Service Co. of Oklahoma
2.20%, 08/15/2031	246,000	220,394

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Public Service Electric & Gas Co.
2.70%, 05/01/2050	$ 206,000	$ 175,536
3.10%, 03/15/2032	250,000	247,551
Puget Energy, Inc.
2.38%, 06/15/2028	177,000	162,124
Qorvo, Inc.
4.38%, 10/15/2029	562,000	562,188
Raytheon Technologies Corp.
2.38%, 03/15/2032	339,000	311,961
2.82%, 09/01/2051	479,000	402,669
3.03%, 03/15/2052	112,000	98,067
3.13%, 07/01/2050	362,000	325,243
3.75%, 11/01/2046	158,000	155,458
4.13%, 11/16/2028	948,000	992,762
Realty Income Corp.
2.85%, 12/15/2032	340,000	320,450
Regency Centers LP
2.95%, 09/15/2029	256,000	243,912
3.70%, 06/15/2030	320,000	320,192
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	952,000	826,239
Reynolds American, Inc.
5.70%, 08/15/2035	112,000	118,189
Roche Holdings, Inc.
2.08%, 12/13/2031 (B)	565,000	519,981
Rockwell Automation, Inc.
2.80%, 08/15/2061	237,000	190,942
Roper Technologies, Inc.
1.40%, 09/15/2027	297,000	269,602
2.95%, 09/15/2029	250,000	241,003
S&P Global, Inc.
2.30%, 08/15/2060	241,000	181,375
2.90%, 03/01/2032 (B)	220,000	213,422
4.25%, 05/01/2029 (B)	405,000	426,810
4.75%, 08/01/2028 (B)	315,000	339,006
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	776,000	798,128
4.50%, 05/15/2030	887,000	927,705
salesforce.com, Inc.
2.90%, 07/15/2051	311,000	275,971
San Diego Gas & Electric Co.
2.95%, 08/15/2051	288,000	252,833
3.32%, 04/15/2050	102,000	94,900
4.30%, 04/01/2042	60,000	61,795
SART
4.75%, 07/15/2024	438,111	423,785
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	274,000	277,284
Sempra Energy
Fixed until 01/01/2027, 4.13% (A), 04/01/2052	497,000	462,830
Sherwin-Williams Co.
2.20%, 03/15/2032	390,000	345,933
Southern California Edison Co.
2.95%, 02/01/2051	260,000	212,299
3.45%, 02/01/2052	200,000	179,585
3.60%, 02/01/2045	195,000	176,780
3.90%, 12/01/2041	37,000	34,126
4.13%, 03/01/2048	121,000	119,080
Southern California Gas Co.
2.95%, 04/15/2027	535,000	528,450
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	348,000	297,956
3.15%, 09/30/2051	321,000	271,811
3.25%, 06/15/2026	30,000	29,868
Southern Power Co.
5.15%, 09/15/2041	432,000	458,467

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southwestern Electric Power Co.
3.90%, 04/01/2045	$ 112,000	$ 105,985
Starbucks Corp.
3.75%, 12/01/2047	207,000	195,357
State Street Corp.
Fixed until 02/07/2027, 2.20% (A), 02/07/2028	945,000	906,874
Sysco Corp.
3.15%, 12/14/2051	254,000	216,078
T-Mobile USA, Inc.
2.05%, 02/15/2028	953,000	871,939
3.38%, 04/15/2029	697,000	664,332
3.75%, 04/15/2027	255,000	256,738
4.38%, 04/15/2040	196,000	197,005
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	84,000	84,251
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	107,000	100,514
Time Warner Cable LLC
4.50%, 09/15/2042	102,000	94,430
5.88%, 11/15/2040	102,000	109,710
6.55%, 05/01/2037	74,000	85,118
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	242,000	315,986
Trustees of Boston University
3.17%, 10/01/2050	380,000	332,269
TWDC Enterprises 18 Corp.
3.70%, 12/01/2042	112,000	110,647
UDR, Inc.
3.00%, 08/15/2031	102,000	96,811
Union Electric Co.
2.15%, 03/15/2032	307,000	279,655
2.95%, 03/15/2030	393,000	384,930
3.90%, 04/01/2052 (G)	95,000	98,226
Union Pacific Corp.
3.55%, 08/15/2039	512,000	505,360
3.60%, 09/15/2037	344,000	346,520
United Airlines Pass-Through Trust
2.88%, 04/07/2030	558,295	529,790
3.75%, 03/03/2028	190,609	186,176
UnitedHealth Group, Inc.
2.75%, 05/15/2040	503,000	452,128
3.05%, 05/15/2041	139,000	129,618
3.25%, 05/15/2051	256,000	241,478
3.50%, 08/15/2039	637,000	632,475
Universal Health Services, Inc.
2.65%, 10/15/2030 - 01/15/2032 (B)	727,000	657,613
University of Miami
4.06%, 04/01/2052	150,000	151,292
VeriSign, Inc.
2.70%, 06/15/2031	222,000	200,910
Verizon Communications, Inc.
1.68%, 10/30/2030	546,000	476,141
2.10%, 03/22/2028	330,000	308,142
2.36%, 03/15/2032 (B)	886,000	798,939
2.55%, 03/21/2031	163,000	151,256
2.65%, 11/20/2040	536,000	456,420
4.27%, 01/15/2036	925,000	974,662
4.33%, 09/21/2028	910,000	961,708
Virginia Electric & Power Co.
2.45%, 12/15/2050	659,000	526,622
Visa, Inc.
2.70%, 04/15/2040	238,000	216,601

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	$ 232,000	$ 229,991
3.70%, 01/30/2027 (B)	251,000	241,246
4.30%, 07/15/2029 (B)	424,000	409,307
VMware, Inc.
1.80%, 08/15/2028	149,000	132,405
2.20%, 08/15/2031	496,000	436,761
3.90%, 08/21/2027	276,000	279,009
4.65%, 05/15/2027	216,000	226,187
Walt Disney Co.
3.50%, 05/13/2040	268,000	261,280
9.50%, 07/15/2024	56,000	64,321
WEA Finance LLC
2.88%, 01/15/2027 (B)	483,000	459,612
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (A), 04/30/2026	1,004,000	969,615
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	493,000	466,913
Fixed until 10/30/2024, 2.41% (A), 10/30/2025	502,000	491,885
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	277,000	248,475
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,708,000	1,689,058
Fixed until 03/02/2032, 3.35% (A), 03/02/2033	465,000	452,100
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	175,000	175,496
Welltower, Inc.
2.75%, 01/15/2032	270,000	248,352
3.10%, 01/15/2030	480,000	462,193
3.85%, 06/15/2032	110,000	110,939
Williams Cos., Inc.
2.60%, 03/15/2031	223,000	205,073
5.40%, 03/04/2044	269,000	295,533
Wisconsin Electric Power Co.
3.65%, 12/15/2042	28,000	25,950
WP Carey, Inc.
2.40%, 02/01/2031	242,000	218,119
2.45%, 02/01/2032	372,000	328,699
4.25%, 10/01/2026	74,000	76,459
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	79,000	79,037
Zoetis, Inc.
3.90%, 08/20/2028	237,000	243,701

		191,574,696

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (B)	360,000	361,325
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	330,022
2.25%, 04/23/2031 (B)	790,000	723,071

		1,414,418

Total Corporate Debt Securities (Cost $295,341,979)		273,619,329

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bond
3.13%, 04/15/2031	675,000	571,556
4.00%, 02/26/2024	200,000	200,124

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
5.00%, 06/15/2045	$ 200,000	$ 168,636
7.38%, 09/18/2037	100,000	112,250

		1,052,566

Israel - 0.1%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	902,415

Mexico - 0.2%
Mexico Government International Bond
3.50%, 02/12/2034	417,000	387,518
3.75%, 01/11/2028	1,151,000	1,172,040
3.77%, 05/24/2061	205,000	166,278
4.13%, 01/21/2026 (E)	200,000	209,980
4.28%, 08/14/2041	200,000	186,830
4.50%, 01/31/2050 (E)	265,000	249,858
4.75%, 03/08/2044	308,000	303,325

		2,675,829

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	197,804

Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (B)	200,000	184,000

Total Foreign Government Obligations (Cost $5,265,784)		5,012,614

MORTGAGE-BACKED SECURITIES - 1.4%
United States - 1.4%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	503	1
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	1,565,000	1,549,228
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (A), 09/15/2039	269,797	112,285
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (B)	1,230,000	1,191,128
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	4,238,213	4,263,707
Series 2018-1, Class M60C,
3.50%, 05/25/2057	2,688,826	2,704,995
Series 2018-2, Class M55D,
4.00%, 11/25/2057	1,822,759	1,857,982
Series 2018-3, Class M55D,
4.00% (A), 08/25/2057	1,778,077	1,813,637
Series 2018-4, Class MA,
3.50%, 03/25/2058	722,123	726,274
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,176,090	1,182,098
Series 2019-3, Class MB,
3.50%, 10/25/2058	649,602	644,111
Series 2019-4, Class M55D,
4.00%, 02/25/2059	916,764	934,771
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (B)	1,390,000	1,293,383

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
SREIT Trust
Series 2021-MFP, Class A,
1-Month LIBOR + 0.73%, 1.13% (A), 11/15/2038 (B)	$ 880,000	$ 861,790
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.30% (A), 05/10/2063 (B)	325,522	241
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B) (I)	34,167	0

Total Mortgage-Backed Securities (Cost $20,310,958)		19,135,631

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2051	16,558,720	15,421,100
12-Month LIBOR + 1.84%, 2.11% (A), 07/01/2040	23,834	24,768
1-Year CMT + 2.25%, 2.36% (A), 02/01/2036	12,893	13,391
2.50%, 07/01/2050 - 11/01/2051	15,150,733	14,535,618
1-Year CMT + 2.43%, 2.51% (A), 12/01/2031	11,921	11,944
3.00%, 07/01/2033 - 12/01/2049	2,477,766	2,438,547
3.50%, 01/01/2032 - 04/01/2043	1,521,412	1,553,811
4.00%, 06/01/2042 - 12/01/2047	957,100	993,051
4.50%, 05/01/2041 - 06/01/2048	847,504	893,818
5.00%, 02/01/2034	148,287	154,034
6.00%, 01/01/2024 - 01/01/2034	15,513	15,733
6.50%, 12/01/2027 - 11/01/2037	187,924	208,150
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.77%, 05/25/2025	750,000	749,730
2.97% (A), 04/25/2028	629,000	641,974
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 0.51% (A), 07/15/2037	39,373	39,376
1-Month LIBOR + 0.35%, 0.75% (A), 06/15/2043	439,599	438,514
3.50%, 01/15/2026 - 02/15/2026	1,081,868	1,099,859
4.00%, 12/15/2024 - 12/15/2041	1,156,179	1,179,738
4.50%, 06/15/2025	123,454	126,597
5.00%, 12/15/2022 - 05/15/2041	308,123	327,153
5.30%, 01/15/2033	28,044	29,922
5.50%, 11/15/2023 - 07/15/2037	439,429	500,052
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	19,115	19,737
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	34,615	35,529
5.67% (A), 10/15/2038	14,715	15,894
5.75%, 06/15/2035 - 08/15/2035	641,358	707,409
5.85%, 09/15/2035	195,974	211,821
6.00%, 04/15/2036	49,968	55,364
6.50%, 02/15/2032	26,092	28,635
(4.44) * 1-Month LIBOR + 24.43%, 22.67% (A), 06/15/2035	41,209	42,250
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
5.00%, 10/15/2039	14,946	538
(1.00) * 1-Month LIBOR + 6.37%, 5.97% (A), 10/15/2037	165,898	29,865

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	$ 122,189	$ 107,379
Federal Home Loan Mortgage Corp. STRIPS
1-Month LIBOR + 0.55%, 0.95% (A), 07/15/2042 - 03/15/2044	504,295	513,648
3.00%, 08/15/2042 - 01/15/2044	469,130	460,205
3.50%, 07/15/2042	265,247	269,975
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 0.86% (A), 03/25/2043	342,615	341,793
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.68% (A), 03/25/2045	36,397	36,275
0.75%, 09/25/2028	556,263	510,143
1-Month LIBOR + 0.50%, 0.96% (A), 08/25/2042	96,026	97,136
1.00%, 11/25/2033	569,321	532,695
1-Month LIBOR + 0.93%, 1.06% (A), 11/25/2022	44,099	44,101
1.28%, 04/01/2030	1,373,509	1,230,236
1.59%, 11/25/2028	392,050	367,918
2.39%, 06/01/2025	380,181	375,119
2.50%, 08/01/2050 - 01/01/2052	23,752,346	22,785,732
2.53%, 09/25/2024	1,101,853	1,095,221
2.70%, 07/01/2026	957,860	955,170
2.72%, 10/25/2024	856,664	848,519
2.73% (A), 06/01/2023	516,693	517,741
2.90%, 06/25/2027	1,178,908	1,184,146
2.94%, 12/01/2028	3,000,000	3,015,189
3.00%, 07/01/2050 - 07/01/2060	13,900,739	13,666,883
3.00%, 08/01/2051 (G)	1,773,943	1,744,299
3.02% (A), 08/25/2024	617,710	618,819
3.04%, 12/01/2024	962,180	968,343
3.05%, 01/01/2025	1,000,000	1,005,505
3.06% (A), 03/25/2028	684,868	703,385
3.08%, 12/01/2024	888,875	895,449
3.08% (A), 02/25/2030	529,000	540,793
3.09% (A), 07/01/2022 - 04/25/2027	1,169,334	1,183,118
3.10%, 09/01/2025	945,523	954,109
3.14%, 12/01/2026	859,130	870,861
3.24%, 10/01/2026	861,671	875,974
3.38%, 12/01/2023	1,392,100	1,404,437
3.50%, 08/01/2032 - 08/01/2043	2,452,739	2,501,762
3.50% (A), 01/25/2024	419,124	422,736
3.76%, 11/01/2023	935,348	947,896
3.77%, 12/01/2025	946,920	974,106
4.00%, 01/01/2035 - 08/01/2048	1,137,569	1,187,711
4.50%, 09/01/2040 - 09/01/2049	2,572,781	2,738,940
5.00%, 06/01/2033 - 06/01/2048	350,931	372,392
5.50%, 03/01/2024 - 01/01/2059	3,170,234	3,540,972
6.00%, 02/01/2023 - 09/01/2037	265,977	292,607
6.50%, 08/25/2041	411,676	441,632
6.50%, 06/25/2042	668,423	715,550
7.00%, 11/01/2037	10,118	10,906
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 0.75% (A), 07/25/2036	47,913	47,831
1-Month LIBOR + 0.40%, 0.86% (A), 05/25/2027	41,618	41,729
1-Month LIBOR + 0.50%, 0.96% (A), 05/25/2035 - 10/25/2042	257,946	259,194
1-Month LIBOR + 0.60%, 1.06% (A), 04/25/2040	7,631	7,679

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.65%, 1.11% (A), 02/25/2024	$ 11,315	$ 11,355
1-Month LIBOR + 0.90%, 1.36% (A), 03/25/2038	70,409	72,156
1-Month LIBOR + 1.25%, 1.71% (A), 07/25/2023	16,253	16,333
3.00%, 05/25/2026 - 01/25/2046	506,097	508,520
3.50%, 04/25/2031	419,333	423,936
4.00%, 05/25/2033	69,215	71,654
5.00%, 10/25/2025	20,541	21,046
5.25%, 05/25/2039	18,494	19,064
5.50%, 03/25/2023 - 07/25/2040	215,281	229,262
6.00%, 03/25/2029	9,636	10,280
6.50%, 01/25/2032 - 07/25/2036	46,260	50,999
7.00%, 11/25/2041	35,789	40,367
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 6.07% (A), 01/25/2041	157,259	28,416
(1.00) * 1-Month LIBOR + 6.60%, 6.14% (A), 08/25/2035 - 06/25/2036	161,527	23,617
(1.00) * 1-Month LIBOR + 6.70%, 6.24% (A), 03/25/2036	156,716	25,877
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	624,003	538,593
Federal National Mortgage Association, Interest Only STRIPS
1.97% (A), 11/25/2033	3,418,671	410,929
1.99%, 11/25/2028	1,902,603	202,691
2.01% (A), 07/25/2030	2,781,849	321,063
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	12,610	11,688
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	491,000	484,483
3.67% (A), 01/25/2048 (B)	1,000,000	975,773
3.67% (A), 01/25/2048 (B)	2,300,000	2,276,975
3.84% (A), 11/25/2047 (B)	1,000,000	1,000,438
3.89% (A), 07/25/2049 (B)	440,000	443,935
3.94% (A), 06/25/2049 (B)	1,608,000	1,613,311
4.07% (A), 11/25/2047 (B)	455,000	456,074
FREMF Trust
Series 2018-W5FX, Class BFX,
3.42% (A), 04/25/2028 (B)	1,441,000	1,392,354
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.56% (A), 03/20/2060 - 05/20/2062	3,551	3,535
1-Month LIBOR + 0.55%, 0.66% (A), 04/20/2062 - 07/20/2062	994	991
1-Month LIBOR + 0.65%, 0.76% (A), 05/20/2061	1,595	1,596
1-Month LIBOR + 1.00%, 1.11% (A), 12/20/2066	300,187	303,320
1.65%, 01/20/2063 - 04/20/2063	13,428	13,317
3.00%, 01/20/2052	8,754,833	8,675,397
3.50%, 11/20/2049 - 03/20/2051	1,836,661	1,868,651
3.96% (A), 11/16/2042	86,028	89,206
4.00%, 09/16/2025	371,801	378,922
4.25%, 12/20/2044	499,106	524,224
4.50%, 05/20/2048 - 11/20/2049	1,760,569	1,860,215
4.57% (A), 10/20/2041	217,518	226,692
4.88% (A), 11/20/2042	245,380	261,577
5.00%, 04/20/2041	258,614	294,917
5.21% (A), 07/20/2060	1,107	1,096
5.50%, 01/16/2033 - 07/20/2037	314,383	328,422

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.89% (A), 12/20/2038	$ 52,908	$ 57,531
6.00%, 02/15/2024 - 09/20/2038	92,328	98,701
(3.50) * 1-Month LIBOR + 23.28%, 21.71% (A), 04/20/2037	22,697	27,441
Government National Mortgage Association, Interest Only STRIPS
1.68% (A), 06/20/2067	1,928,442	118,985
(1.00) * 1-Month LIBOR + 6.60%, 6.15% (A), 05/20/2041	49,687	5,016
7.50%, 04/20/2031	846	73
Government National Mortgage Association, Principal Only STRIPS
Zero Coupon, 01/20/2038	6,795	6,281
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	324,018
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	3,184,707	3,244,594
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	325,495
4.63%, 09/15/2060	155,000	203,823
5.88%, 04/01/2036	874,000	1,144,590
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	837,938
Uniform Mortgage-Backed Security
3.00%, TBA (G)	18,440,000	18,057,243
3.50%, TBA (G)	12,840,000	12,890,806
4.00%, TBA (G)	3,230,000	3,285,897

Total U.S. Government Agency Obligations (Cost $190,663,373)		184,909,580

U.S. GOVERNMENT OBLIGATIONS - 28.5%
U.S. Treasury - 28.5%
U.S. Treasury Bond
1.13%, 05/15/2040	17,915,000	14,131,156
1.25%, 05/15/2050	2,842,000	2,123,951
1.38%, 11/15/2040 - 08/15/2050	14,490,000	11,277,196
1.63%, 11/15/2050	1,140,000	936,047
1.75%, 08/15/2041	2,510,000	2,177,817
1.88%, 02/15/2051 - 11/15/2051	8,455,000	7,403,332
2.00%, 11/15/2041 - 08/15/2051	6,872,000	6,210,770
2.25%, 02/15/2052	2,640,000	2,530,687
2.38%, 03/31/2029 - 05/15/2051	5,823,700	5,760,451
2.50%, 02/15/2045	840,000	820,313
2.75%, 11/15/2042	9,690,000	9,856,925
2.88%, 05/15/2043 - 05/15/2049	14,652,000	15,348,973
3.13%, 02/15/2043 - 05/15/2048	1,954,000	2,126,293
3.75%, 08/15/2041	2,100,000	2,471,930
3.88%, 08/15/2040	1,225,000	1,464,114
4.38%, 05/15/2040	250,000	318,174
U.S. Treasury Bond, Principal Only STRIPS
08/15/2022 - 11/15/2022 (E)	2,630,000	2,616,520
02/15/2023 - 02/15/2035 (E)	13,662,000	13,174,247
08/15/2024 - 02/15/2025	2,900,000	2,724,330
U.S. Treasury Note
0.13%, 09/30/2022 - 01/31/2023 (K)	15,313,000	15,206,207
0.25%, 09/30/2023 (E)	14,220,000	13,832,283
0.38%, 11/30/2025	7,000,000	6,478,828
0.38%, 01/31/2026 (E)	130,000	119,940
0.50%, 02/28/2026	17,795,000	16,470,802
0.63%, 10/15/2024 (E)	63,880,000	61,030,353
0.63%, 08/15/2030	925,000	804,136

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
0.75%, 04/30/2026	$ 330,000	$ 307,738
0.88%, 06/30/2026	1,993,000	1,863,766
1.13%, 10/31/2026 (E)	58,950,000	55,521,229
1.25%, 03/31/2028 (E)	5,420,000	5,061,560
1.25%, 04/30/2028 - 08/15/2031	7,937,200	7,389,552
1.38%, 10/31/2028 - 11/15/2031	34,147,200	31,958,976
1.50%, 11/30/2028	3,760,000	3,545,562
1.63%, 08/15/2022 - 05/15/2031	1,811,800	1,757,461
1.75%, 09/30/2022 - 12/31/2026	630,000	627,716
1.75%, 01/31/2029 (E)	1,130,000	1,083,211
1.88%, 02/28/2029 - 02/15/2032 (E)	6,680,000	6,425,550
2.00%, 06/30/2024 - 11/15/2026	406,000	399,608
2.00%, 08/15/2025 (E)	700,000	688,406
2.13%, 06/30/2022 (K)	500,000	501,914
2.13%, 02/29/2024	2,205,000	2,198,540
2.25%, 03/31/2024 - 02/15/2027	15,330,000	15,317,085
2.25%, 11/15/2025 (E)	52,000	51,531
2.50%, 08/15/2023 - 03/31/2027	18,741,000	18,804,242
2.75%, 05/31/2023 - 02/15/2024	1,809,000	1,824,387
2.88%, 04/30/2025 - 05/15/2028	530,000	540,663

		373,284,472

U.S. Treasury Inflation-Protected Securities - 0.0% (F)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	65,457	79,913

Total U.S. Government Obligations (Cost $392,251,847)		373,364,385

	Shares	Value
COMMON STOCKS - 20.9%
Australia - 0.2%
BHP Group Ltd.	59,289	2,285,442

Austria - 0.1%
Erste Group Bank AG	20,971	764,739

Belgium - 0.2%
KBC Group NV	33,235	2,384,583

Canada - 0.0% (F)
Ritchie Bros Auctioneers, Inc.	5,287	312,092

China - 0.0% (F)
JD.com, Inc., Class A (L)	652	18,527
Tencent Holdings Ltd.	13,700	631,492

		650,019

Denmark - 0.6%
Carlsberg AS, Class B	17,107	2,100,079
Coloplast AS, Class B	4,388	664,512
Genmab AS (L)	1,532	553,287
Novo Nordisk AS, Class B	36,629	4,062,745
Orsted AS (B)	4,726	591,560

		7,972,183

Finland - 0.0% (F)
Kone OYJ, Class B	11,075	579,556

France - 1.8%
Airbus SE (L)	13,188	1,591,375
AXA SA	40,186	1,176,418
BNP Paribas SA	15,233	870,484
Capgemini SE	11,084	2,459,572

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	64,350	$ 768,889
Kering SA	1,653	1,043,584
L’Oreal SA	3,682	1,470,757
LVMH Moet Hennessy Louis Vuitton SE	6,767	4,830,276
Pernod Ricard SA	5,078	1,115,692
Safran SA	15,714	1,850,095
Schneider Electric SE	8,007	1,344,298
TotalEnergies SE (E)	53,774	2,720,938
Vinci SA	27,096	2,768,469

		24,010,847

Germany - 0.8%
adidas AG	4,951	1,153,711
Allianz SE	9,684	2,312,617
Delivery Hero SE (B) (L)	7,391	322,128
Deutsche Boerse AG	6,622	1,192,031
Deutsche Post AG	16,912	807,580
Muenchener Rueckversicherungs-Gesellschaft AG	3,603	963,225
RWE AG	62,732	2,731,508
Symrise AG	8,263	990,673

		10,473,473

Hong Kong - 0.2%
AIA Group Ltd.	156,800	1,637,286
Hong Kong Exchanges & Clearing Ltd.	18,400	862,469

		2,499,755

India - 0.1%
HDFC Bank Ltd., ADR	25,575	1,568,515

Ireland - 0.3%
Jazz Pharmaceuticals PLC (L)	2,590	403,185
Linde PLC (L)	4,201	1,340,506
Trane Technologies PLC	12,504	1,909,361

		3,653,052

Israel - 0.1%
SolarEdge Technologies, Inc. (L)	2,230	718,885

Japan - 1.0%
Bridgestone Corp.	15,200	589,999
Daikin Industries Ltd.	5,200	944,340
Honda Motor Co. Ltd.	20,000	566,917
Hoya Corp.	9,200	1,048,412
Keyence Corp.	3,300	1,530,218
Kubota Corp.	42,300	792,882
Kyowa Kirin Co. Ltd.	28,100	653,716
Makita Corp.	17,600	563,140
Nidec Corp.	9,900	781,932
Recruit Holdings Co. Ltd.	18,200	790,736
Shin-Etsu Chemical Co. Ltd.	12,100	1,838,392
SMC Corp.	1,471	822,280
Sony Group Corp.	15,100	1,553,422
Tokyo Electron Ltd.	1,900	975,766

		13,452,152

Netherlands - 0.5%
Adyen NV (B) (E) (L)	345	683,339
ASML Holding NV	3,363	2,247,229
ING Groep NV	58,249	608,173
NXP Semiconductors NV	11,222	2,076,968
Stellantis NV	42,298	684,782

		6,300,491

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 0.2%
Samsung Electronics Co. Ltd., GDR	866	$ 1,228,854
Samsung Electronics Co. Ltd.	13,834	791,622

		2,020,476

Singapore - 0.3%
DBS Group Holdings Ltd.	110,700	2,900,584
Sea Ltd., ADR (L)	4,532	542,888

		3,443,472

Spain - 0.1%
Iberdrola SA	143,294	1,566,195
Industria de Diseno Textil SA	18,059	393,776

		1,959,971

Sweden - 0.3%
Assa Abloy AB, B Shares	28,935	777,761
Atlas Copco AB, A Shares	16,936	879,079
Svenska Handelsbanken AB, A Shares	92,401	849,667
Volvo AB, B Shares (E)	108,706	2,027,947

		4,534,454

Switzerland - 0.7%
Garmin Ltd.	2,682	318,112
Lonza Group AG	1,726	1,250,665
Nestle SA	25,870	3,363,583
Roche Holding AG	7,474	2,957,175
SGS SA	321	892,426
Straumann Holding AG	303	483,796

		9,265,757

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,144	1,995,953

United Kingdom - 1.1%
Anglo American PLC	27,906	1,450,060
BP PLC	191,296	937,805
Diageo PLC	40,674	2,063,170
Ferguson PLC	6,601	894,302
GlaxoSmithKline PLC	65,148	1,409,604
Legal & General Group PLC	198,663	704,337
London Stock Exchange Group PLC	9,933	1,035,819
Persimmon PLC	28,251	792,196
Prudential PLC	58,009	856,402
RELX PLC	43,745	1,360,885
Rio Tinto PLC	3,199	255,749
Shell PLC	59,221	1,623,170
Smith & Nephew PLC	39,031	620,783

		14,004,282

United States - 12.1%
AbbVie, Inc.	15,840	2,567,822
Advanced Micro Devices, Inc. (L)	12,895	1,409,939
Airbnb, Inc., Class A (L)	914	156,989
Alaska Air Group, Inc. (L)	4,632	268,702
Allegro MicroSystems, Inc. (L)	5,803	164,805
Alnylam Pharmaceuticals, Inc. (L)	2,401	392,059
Alphabet, Inc., Class C (L)	1,457	4,069,386
Amazon.com, Inc. (L)	2,542	8,286,793
American Campus Communities, Inc., REIT	6,816	381,492
American Express Co.	8,992	1,681,504
AMETEK, Inc.	3,962	527,659
Analog Devices, Inc.	7,946	1,312,520
Apple, Inc.	44,597	7,787,082

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AptarGroup, Inc.	3,668	$ 430,990
Arista Networks, Inc. (L)	3,247	451,268
Aspen Technology, Inc. (L)	857	141,722
Atmos Energy Corp.	3,422	408,895
Axalta Coating Systems Ltd. (L)	12,481	306,783
Baker Hughes Co.	21,606	786,674
Bank of America Corp.	46,191	1,903,993
BJ’s Wholesale Club Holdings, Inc. (L)	8,186	553,455
Black Knight, Inc. (L)	6,767	392,418
BlackRock, Inc.	522	398,897
Blackstone, Inc.	5,976	758,593
Booking Holdings, Inc. (L)	790	1,855,275
Boston Scientific Corp. (L)	44,987	1,992,474
Bright Horizons Family Solutions, Inc. (L)	5,706	757,129
Bristol-Myers Squibb Co.	24,296	1,774,337
Broadridge Financial Solutions, Inc.	2,455	382,268
Brunswick Corp.	5,053	408,737
Bumble, Inc., Class A (L)	12,444	360,627
Burlington Stores, Inc. (E) (L)	1,506	274,348
CarMax, Inc. (L)	2,339	225,667
Carter’s, Inc.	2,250	206,978
Casey’s General Stores, Inc.	1,648	326,584
Catalent, Inc. (L)	8,687	963,388
Cboe Global Markets, Inc.	2,388	273,235
Centene Corp. (L)	4,352	366,395
Certara, Inc. (L)	10,235	219,848
Charles Schwab Corp.	9,076	765,198
Charter Communications, Inc., Class A (L)	2,506	1,367,073
Chemed Corp.	816	413,345
Cheniere Energy, Inc.	1,649	228,634
Chevron Corp.	7,330	1,193,544
Citigroup, Inc.	12,107	646,514
Clearwater Analytics Holdings, Inc., Class A (L)	11,078	232,638
CMC Materials, Inc.	2,005	371,727
Coca-Cola Co.	15,979	990,698
Cognex Corp.	4,713	363,608
Commerce Bancshares, Inc.	3,493	250,064
Confluent, Inc., Class A (L)	5,529	226,689
ConocoPhillips	11,174	1,117,400
Constellation Brands, Inc., Class A	6,454	1,486,485
Cooper Cos., Inc.	1,259	525,746
Copart, Inc. (L)	4,523	567,501
Crowdstrike Holdings, Inc., Class A (L)	1,103	250,469
Crown Holdings, Inc.	3,054	382,025
CubeSmart, REIT	5,516	286,997
Cullen / Frost Bankers, Inc.	1,971	272,806
Cushman & Wakefield PLC (L)	12,589	258,200
Deere & Co.	2,067	858,756
Definitive Healthcare Corp. (L)	6,540	161,211
DexCom, Inc. (L)	904	462,486
Douglas Dynamics, Inc.	3,589	124,144
Driven Brands Holdings, Inc. (L)	11,118	292,181
EastGroup Properties, Inc., REIT	1,823	370,579
Eastman Chemical Co.	8,169	915,418
Eaton Corp. PLC	8,587	1,303,163
Encompass Health Corp.	6,312	448,846
Entegris, Inc.	3,840	504,038
Envestnet, Inc. (L)	3,792	282,276
EOG Resources, Inc.	5,673	676,392
Equifax, Inc.	1,938	459,500
Estee Lauder Cos., Inc., Class A	1,480	403,034
Evercore, Inc., Class A	2,487	276,853
Exact Sciences Corp. (L)	3,438	240,385
Exelixis, Inc. (L)	11,389	258,189
FactSet Research Systems, Inc.	976	423,730
First Republic Bank	2,028	328,739

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Focus Financial Partners, Inc., Class A (L)	7,579	$ 346,663
Fortune Brands Home & Security, Inc.	5,120	380,314
Freeport-McMoRan, Inc.	9,879	491,381
Generac Holdings, Inc. (L)	2,850	847,191
Global Payments, Inc.	2,968	406,141
Guidewire Software, Inc. (L)	3,093	292,660
Hayward Holdings, Inc. (L)	14,546	241,755
HealthEquity, Inc. (L)	5,169	348,597
Hillman Solutions Corp. (L)	24,534	291,464
Hilton Worldwide Holdings, Inc. (L)	3,682	558,707
Home Depot, Inc.	2,881	862,370
Horizon Therapeutics PLC (L)	5,390	567,082
HubSpot, Inc. (L)	817	388,026
IAA, Inc. (L)	7,383	282,400
ICU Medical, Inc. (L)	1,434	319,266
IDEX Corp.	2,055	394,005
Ingersoll Rand, Inc.	32,530	1,637,886
Insulet Corp. (L)	1,188	316,471
Intuit, Inc.	1,284	617,399
Intuitive Surgical, Inc. (L)	1,836	553,884
Jack Henry & Associates, Inc.	1,625	320,206
Keysight Technologies, Inc. (L)	2,517	397,610
Kinsale Capital Group, Inc.	2,043	465,845
Knight-Swift Transportation Holdings, Inc.	6,738	339,999
Lam Research Corp.	2,668	1,434,343
Lamb Weston Holdings, Inc.	6,030	361,257
Landstar System, Inc.	2,059	310,559
Lennox International, Inc.	1,150	296,539
Lincoln Electric Holdings, Inc.	4,234	583,488
LKQ Corp.	9,903	449,695
LPL Financial Holdings, Inc.	3,233	590,604
Lyft, Inc., Class A (L)	57,659	2,214,106
Marriott International, Inc., Class A (L)	10,765	1,891,949
Mastercard, Inc., Class A	8,660	3,094,911
McDonald’s Corp.	8,949	2,212,909
McKesson Corp.	1,648	504,502
Meta Platforms, Inc., Class A (L)	13,558	3,014,757
Mettler-Toledo International, Inc. (L)	190	260,906
Microsoft Corp.	29,515	9,099,770
Mid-America Apartment Communities, Inc., REIT	1,559	326,533
Moelis & Co., Class A	6,483	304,377
Molina Healthcare, Inc. (L)	1,785	595,458
MongoDB, Inc. (L)	850	377,052
MSA Safety, Inc.	2,619	347,541
Natera, Inc. (L)	3,789	154,137
National Retail Properties, Inc., REIT	8,550	384,237
National Vision Holdings, Inc. (L)	4,703	204,910
nCino, Inc. (L)	3,974	162,855
NextEra Energy, Inc.	14,863	1,259,045
NIKE, Inc., Class B	4,427	595,697
Nordson Corp.	1,824	414,194
Norfolk Southern Corp.	4,921	1,403,568
NVIDIA Corp.	5,599	1,527,743
Old Dominion Freight Line, Inc.	1,034	308,835
Ortho Clinical Diagnostics Holdings PLC, Class H (L)	14,051	262,192
Outfront Media, Inc., REIT	10,068	286,233
Palo Alto Networks, Inc. (L)	1,250	778,138
Performance Food Group Co. (L)	9,150	465,827
Planet Fitness, Inc., Class A (L)	3,957	334,287
Pool Corp.	1,128	476,975
Power Integrations, Inc.	3,776	349,960
Procter & Gamble Co.	6,381	975,017
Progressive Corp.	19,190	2,187,468
Prologis, Inc., REIT	5,996	968,234
PTC, Inc. (L)	1,329	143,160

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Q2 Holdings, Inc. (L)	4,536	$ 279,644
QUALCOMM, Inc.	5,811	888,037
Quanta Services, Inc.	6,859	902,713
RBC Bearings, Inc. (L)	2,186	423,822
Regeneron Pharmaceuticals, Inc. (L)	3,053	2,132,276
Reynolds Consumer Products, Inc.	10,549	309,508
RLI Corp.	3,991	441,524
ROBLOX Corp., Class A (E) (L)	2,467	114,074
Ross Stores, Inc.	8,976	811,969
Royal Caribbean Cruises Ltd. (E) (L)	5,583	467,744
Royalty Pharma PLC, Class A	5,512	214,748
S&P Global, Inc.	1,862	763,755
Seagate Technology Holdings PLC	6,008	540,119
ServiceNow, Inc. (L)	941	524,033
ServisFirst Bancshares, Inc.	3,133	298,544
Signature Bank	2,757	809,152
Simpson Manufacturing Co., Inc.	1,076	117,327
Snap, Inc., Class A (L)	31,648	1,139,012
Snap-on, Inc.	1,293	265,686
Southwest Airlines Co. (L)	11,974	548,409
SS&C Technologies Holdings, Inc.	6,472	485,529
State Street Corp.	13,196	1,149,636
StepStone Group, Inc., Class A	10,960	362,338
Stericycle, Inc. (L)	5,745	338,495
STERIS PLC	1,878	454,044
Sun Communities, Inc., REIT	3,305	579,333
SVB Financial Group (L)	1,434	802,251
Syneos Health, Inc. (L)	5,065	410,012
Synopsys, Inc. (L)	1,493	497,572
T-Mobile US, Inc. (L)	11,408	1,464,217
Teradyne, Inc.	2,505	296,166
Tesla, Inc. (L)	3,257	3,509,743
Texas Instruments, Inc.	8,260	1,515,545
Thermo Fisher Scientific, Inc.	831	490,830
Thor Industries, Inc. (E)	3,176	249,951
Toro Co.	5,691	486,524
Trade Desk, Inc., Class A (L)	3,871	268,067
TransUnion	4,172	431,134
Truist Financial Corp.	16,724	948,251
Tyler Technologies, Inc. (L)	789	351,018
UnitedHealth Group, Inc.	6,096	3,108,777
Vail Resorts, Inc.	1,620	421,637
Vertex Pharmaceuticals, Inc. (L)	2,678	698,878
Waste Connections, Inc.	4,113	574,586
Wells Fargo & Co.	22,088	1,070,384
Wendy’s Co.	15,913	349,609
West Pharmaceutical Services, Inc.	1,015	416,871
Western Alliance Bancorp	5,272	436,627
WEX, Inc. (L)	2,751	490,916
WillScot Mobile Mini Holdings Corp. (L)	16,373	640,675
Wintrust Financial Corp.	2,684	249,424
Wolfspeed, Inc. (E) (L)	2,914	331,788
Woodward, Inc.	2,823	352,621
Zebra Technologies Corp., Class A (L)	728	301,174
Zimmer Biomet Holdings, Inc.	13,590	1,738,161
Zscaler, Inc. (L)	985	237,661

		158,998,842

Total Common Stocks (Cost $264,184,240)		273,848,991

	Shares	Value
PREFERRED STOCK - 0.1%
Germany - 0.1%
Volkswagen AG,
3.10% (J)	9,286	$ 1,595,811

Total Preferred Stock (Cost $1,921,277)		1,595,811

INVESTMENT COMPANIES - 4.5%
United States - 4.5%
JPMorgan High Yield Fund	108,432	748,181
JPMorgan Value Advantage Fund	1,420,428	57,839,834

Total Investment Companies (Cost $49,566,952)		58,588,015

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury Bill
0.12% (J), 10/06/2022	$ 30,000,000	29,838,790
0.18% (J), 04/12/2022	15,500,000	15,499,313
0.38% (J), 06/09/2022	11,180,000	11,171,900
0.57% (J), 08/11/2022 (K)	544,000	542,343
1.48% (J), 02/23/2023 (K)	237,000	233,955

Total Short-Term U.S. Government Obligations (Cost $57,429,406)		57,286,301

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (J)	41,497,443	41,497,443

Total Other Investment Company (Cost $41,497,443)		41,497,443

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
Fixed Income Clearing Corp., 0.00% (J), dated 03/31/2022, to be repurchased at $112,150,282 on 04/01/2022. Collateralized by U.S. Government Obligations, 0.25% - 1.75%, due 03/15/2025 - 07/31/2025, and with a total value of $114,393,371.	$ 112,150,282	112,150,282

Total Repurchase Agreement (Cost $112,150,282)		112,150,282

Total Investments (Cost $1,441,925,623)		1,411,891,176
Net Other Assets (Liabilities) - (7.8)%		(102,637,792)

Net Assets - 100.0%		$ 1,309,253,384

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	332	06/21/2022	$42,010,758	$40,794,500	$—	$(1,216,258)
10-Year U.S. Treasury Ultra Note	134	06/21/2022	18,539,718	18,152,813	—	(386,905)
30-Year U.S. Treasury Bond	125	06/21/2022	19,137,680	18,757,812	—	(379,868)
E-Mini Russell 1000® Index	174	06/17/2022	13,564,170	14,192,310	628,140	—
S&P 500® E-Mini Index	90	06/17/2022	18,868,458	20,388,375	1,519,917	—
U.S. Treasury Ultra Bond	123	06/21/2022	21,981,072	21,786,375	—	(194,697)

Total					$2,148,057	$(2,177,728)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(518)	06/30/2022	$(110,487,834)	$(109,775,532)	$712,302	$—
5-Year U.S. Treasury Note	(390)	06/30/2022	(45,814,462)	(44,728,125)	1,086,337	—
E-Mini Russell 2000® Index	(199)	06/17/2022	(19,634,271)	(20,560,680)	—	(926,409)
MSCI EAFE Index	(172)	06/17/2022	(17,319,740)	(18,441,840)	—	(1,122,100)
S&P Midcap 400® E-Mini Index	(79)	06/17/2022	(20,225,420)	(21,244,680)	—	(1,019,260)

Total					$1,798,639	$(3,067,769)

Total Futures Contracts					$3,946,696	$(5,245,497)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	26.4%	$373,364,385
U.S. Government Agency Obligations	13.1	184,909,580
Banks	5.7	80,349,816
U.S. Equity Funds	4.1	57,839,834
Capital Markets	2.5	36,046,863
Oil, Gas & Consumable Fuels	2.2	30,530,540
Electric Utilities	2.1	29,274,700
Semiconductors & Semiconductor Equipment	1.7	24,247,695
Software	1.4	20,147,303
Mortgage-Backed Securities	1.4	19,135,631
Pharmaceuticals	1.3	18,481,780
Health Care Providers & Services	1.1	15,416,295
Insurance	1.0	14,063,275
Technology Hardware, Storage & Peripherals	1.0	13,707,246
Beverages	0.9	13,082,492
Biotechnology	0.9	12,699,617
Road & Rail	0.9	12,283,932
IT Services	0.8	11,493,116
Machinery	0.8	11,144,853
Asset-Backed Securities	0.8	10,882,794
Equity Real Estate Investment Trusts	0.7	10,432,104
Hotels, Restaurants & Leisure	0.7	10,276,308
Internet & Direct Marketing Retail	0.7	10,128,686
Health Care Equipment & Supplies	0.7	9,845,520
Interactive Media & Services	0.7	9,588,839
Aerospace & Defense	0.7	9,420,117
Diversified Telecommunication Services	0.6	8,972,083
Metals & Mining	0.6	8,599,128
Automobiles	0.6	8,375,202
Media	0.6	7,932,592
Textiles, Apparel & Luxury Goods	0.6	7,830,246
Chemicals	0.5	7,126,305
Multi-Utilities	0.5	6,514,106
Consumer Finance	0.4	6,212,808
Tobacco	0.4	5,857,092
Diversified Financial Services	0.4	5,215,316

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Foreign Government Obligations	0.4%		$5,012,614
Building Products	0.4		5,006,559
Electrical Equipment	0.3		4,995,185
Wireless Telecommunication Services	0.3		4,636,060
Professional Services	0.3		4,574,913
Food Products	0.3		4,403,065
Specialty Retail	0.3		4,340,895
Construction & Engineering	0.3		4,311,857
Entertainment	0.3		3,752,042
Diversified Consumer Services	0.2		3,355,867
Commercial Services & Supplies	0.2		3,220,588
Household Durables	0.2		3,138,170
Airlines	0.2		2,994,054
Life Sciences Tools & Services	0.2		2,987,237
Electronic Equipment, Instruments & Components	0.2		2,592,610
Trading Companies & Distributors	0.2		2,280,878
Personal Products	0.2		2,224,435
Food & Staples Retailing	0.2		2,180,594
Independent Power & Renewable Electricity Producers	0.1		2,145,126
Gas Utilities	0.1		2,008,063
Household Products	0.1		1,284,525
Energy Equipment & Services	0.1		1,063,958
Auto Components	0.1		1,063,518
Air Freight & Logistics	0.1		974,239
Distributors	0.1		926,670
Containers & Packaging	0.1		813,015
U.S. Fixed Income Funds	0.1		748,181
Leisure Products	0.0	(F)	650,492
Industrial Conglomerates	0.0	(F)	510,605
Communications Equipment	0.0	(F)	451,268
Health Care Technology	0.0	(F)	381,059
Real Estate Management & Development	0.0	(F)	258,200
Transportation Infrastructure	0.0	(F)	175,752
Water Utilities	0.0	(F)	66,657

Investments	85.1		1,200,957,150
Short-Term Investments	14.9		210,934,026

Total Investments	100.0%		$1,411,891,176

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,882,794	$1,000,000	$10,882,794
Corporate Debt Securities	—	273,619,329	—	273,619,329
Foreign Government Obligations	—	5,012,614	—	5,012,614
Mortgage-Backed Securities	—	19,135,631	—	19,135,631
U.S. Government Agency Obligations	—	184,909,580	—	184,909,580
U.S. Government Obligations	—	373,364,385	—	373,364,385
Common Stocks	170,073,655	103,775,336	—	273,848,991
Preferred Stock	—	1,595,811	—	1,595,811
Investment Companies	58,588,015	—	—	58,588,015
Short-Term U.S. Government Obligations	—	57,286,301	—	57,286,301
Other Investment Company	41,497,443	—	—	41,497,443
Repurchase Agreement	—	112,150,282	—	112,150,282

Total Investments	$270,159,113	$1,140,732,063	$1,000,000	$1,411,891,176

Other Financial Instruments
Futures Contracts (O)	$3,946,696	$—	$—	$3,946,696

Total Other Financial Instruments	$3,946,696	$—	$—	$3,946,696

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(5,245,497)	$—	$—	$(5,245,497)

Total Other Financial Instruments	$(5,245,497)	$—	$—	$(5,245,497)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $89,743,959, representing 6.9% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $1,145,873, representing 0.1% of the Portfolio’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $83,249,530, collateralized by cash collateral of $41,497,443 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $43,642,892. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Rounds to less than $1 or $(1).
(J)	Rates disclosed reflect the yields at March 31, 2022.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $5,517,505.
(L)	Non-income producing securities.
(M)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 21